Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Members Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 24,454,506	$ (23,838,658)	$ 32	$ 615,880
Beginning balance, shares at Dec. 31, 2019
Members’ capital contributions			7,860,037			7,860,037
Unrealized losses on short-term investments					133	133
Net loss				(7,183,615)		(7,183,615)
Ending balance, value at Dec. 31, 2020			32,314,543	(31,022,273)	165	1,292,435
Ending balance, shares at Dec. 31, 2020
Members’ capital contributions			7,104,957			7,104,957
Unrealized losses on short-term investments
Common stock issued in IPO, net of issuance costs of $4,627,079	$ 417	20,373,801				20,374,218
Common stock issued in IPO, net of issuance costs of $4,627,079, shares	4,166,666
Stock-based compensation expense		43,835				43,835
Conversion of LLC units to common stock in connection with Reorganization Merger	$ 714	39,418,786	(39,419,500)
Conversion of LLC units to common stock in connection with Reorganization Merger, shares	7,142,746
Modification of profits interests units in connection with Reorganization Merger		12,738,088				12,738,088
Net loss				(20,709,991)		(20,709,991)
Ending balance, value at Dec. 31, 2021	$ 1,131	$ 72,574,510		$ (51,732,264)	$ 165	$ 20,843,542
Ending balance, shares at Dec. 31, 2021	11,309,412